Commitments and Contingencies (Details) - USD ($) $ in Thousands	Oct. 28, 2021	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Accrued amount		$ 8,000
Unpaid consulting fees	$ 1,000
Claimed amount	$ 29,500